Biological Asset (Tables)	12 Months Ended
Dec. 31, 2018
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Summary Of Biological Asset

Information about the biological asset presented on the consolidated statements of financial position and in the consolidated statements of (loss) income is as follows:

	December 31, 2018	December 31, 2017
Estimated sales value - biological asset	$8,004	$7,937
Less
Estimated remaining costs to complete	3,304	3,043
Estimated selling costs	470	489

Fair value of biological asset less costs to sell	4,230	4,405
Less actual costs (note 5)	2,871	2,212

Increase in fair value of biological asset over cost	1,359	2,193
Fair value over cost of harvested and sold biological asset - beginning of year	2,193	1,928

Change in biological asset	$(834)	$265